Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Rental Commitments
Future Minimum Lease Commitments

(In millions)	Operating Leases	Financing Obligation
2018	$67	$666
2019	55	730
2020	54	734
2021	53	739
2022	49	745
Thereafter	1,018	36,330
Total minimum rental commitments	$1,296	$39,944